CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 HKD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 337,143